Consolidated Statement Of Profit Or Loss - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customers
Total revenue from contracts with customers	€ 50,692	€ 20,418	€ 86,291	€ 44,249	€ 25,822
Cost of sales (excluding depreciation and amortization expenses)	(41,210)	(13,705)	(61,122)	(30,954)	(20,911)
Gross profit	9,482	6,713	25,169	13,295	4,911
Other income	8,987	2,552	10,853	5,429	3,475
Selling and distribution expenses	(1,697)	(1,142)	(2,472)	(3,919)	(6,068)
General and administrative expenses	(278,859)	(144,021)	(337,451)	(47,468)	(39,199)
Operating loss	(262,087)	(135,898)	(303,901)	(32,663)	(36,881)
Finance costs	15,173	(7,261)	(15,419)	(11,282)	(5,947)
Loss before income tax	(246,914)	(143,159)	(319,320)	(43,945)	(42,828)
Income tax	(161)	(597)	(352)	689	(276)
Loss for the year	(247,075)	(143,756)	(319,672)	(43,256)	(43,104)
Attributable to:
Equity holders of the Company	(246,913)	€ (143,756)	€ (319,672)	€ (43,256)	€ (43,104)
Non-controlling interests	€ (162)
Loss per share attributable to the Equity holders of the Company:
Basic and diluted loss per ordinary share	€ (1.05)	€ (0.76)	€ (3,197)	€ (433)	€ (431)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 23,994	€ 11,006	€ 26,108	€ 14,879	€ 9,515
Service revenue from the sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	18,442	4,326	37,253	15,207	9,147
Service revenue from installation services
Revenue from contracts with customers
Total revenue from contracts with customers	5,964	3,693	19,516	12,313	6,880
Service revenue from operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	1,822	€ 1,393	€ 3,414	€ 1,850	€ 280
Service revenue from consulting services
Revenue from contracts with customers
Total revenue from contracts with customers	€ 470